Estimated Aggregate Amortization Expenses for Intangible Assets (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Expected Amortization Expense [Line Items]
2012	¥ 5,443
2013	5,572
2014	5,669
2015	5,331
2016	¥ 5,042